Shareholder Report, Line Graph (Details) LMA1500_ClearBridge International Value Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 1,414,555	$ 1,199,071	$ 1,036,870	$ 1,303,829	$ 869,403	$ 1,029,666	$ 1,046,626	$ 1,224,667	$ 992,334	$ 1,000,000	$ 1,814,017
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	1,675,652	1,347,718	1,202,548	1,597,580	1,232,119	1,265,151	1,137,033	1,239,151	1,002,244	1,000,000	$ 2,093,367
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	$ 1,672,542	$ 1,360,166	$ 1,188,947	$ 1,544,064	$ 1,150,737	$ 1,235,549	$ 1,112,668	$ 1,194,547	$ 967,734	$ 1,000,000	$ 2,057,758